Other receivables	12 Months Ended
Dec. 31, 2023
Other receivables
Other receivables

4.         Other receivables

As of December 31, 2022 and 2023, other receivables consisted of the followings:

	December 31,	December 31,
	2022	2023
	US$	US$
Henan Derun Real Estate Co. Ltd (“Henan Derun”)	142,448,841	140,261,069
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund (“Zhengzhou Yongzhi”)	22,973,322	22,590,255
Due from contractors	17,253,823	23,571,115
Due from Zijin Royal Palace	45,163,449	44,025,880
Others	155,673,690	148,207,979
Total	383,513,125	378,656,298

In December 2019, the Group agreed to provide Henan Derun financing using the prepayment and charge interest of 18% per annum commencing from the date of prepayment made to Henan Derun. In March 2020, the Group entered into an agreement with Henan Derun, pursuant to which the above receivables shall be settled by Henan Derun’s transfer of certain parcels of land properties to a project company 80% owned by the Group and the Group will assume the bank loans of Henan Derun aggregating to US$77.1 million, which were pledged by such land properties. The Group evaluated the potential impairment and concluded that no impairment allowance is required because the estimated future undiscounted cash flow of the relevant land properties attributed to the Group exceeded the total amount of the above receivables and bank loans assumed by the Group. As of December 31, 2023, the prepayment was recorded as other receivables aggregating to US$140.3 million (2022: US$142.4 million).

In July 2020, the Company transferred Zhengzhou Modern City Shopping Mall originally held by the Company to a new subsidiary (the “Project Company”). The shopping mall was accounted for as property held for lease. In September 2020, the Company entered into a share purchase agreement with Zhengzhou Yongzhi to transfer its 98% equity interest in the Project Company for a consideration of US$122,607,243. As of December 31, 2021, Zhengzhou Yongzhi had paid US$98,085,794 to the Company and the change of business registration of the Project Company had been completed. According to the agreement, the remaining consideration of US$22,590,255 should be paid before September 27, 2021. The balance is now overdue. The directors of the Company are of the view that no credit loss is required for the balance because the underground property right has not been transferred to the new Project Company, and the fair value of the underground property as appraised by an external valuer exceeded the outstanding balance receivable from Zhengzhou Yongzhi.